Stock-Based Compensation (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) [Line Items]
Equity units shares (in Shares)					7,216,908				4,589,977
Business combination shares (in Shares)					279,464				279,464
Outstanding options shares (in Shares)									3,970,266
Continuous service percentage					25.00%				25.00%
Stock-based compensation expense									$ 784,320	$ 425,580
Unrecognized compensation			$ 1,138,576		$ 1,138,576				$ 1,422,492
Remaining weighted average period					2 years 1 month 17 days				2 years 6 months 21 days
Conversion ratio					14.2069				14.2069
Intrinsic value of outstanding					$ 91,947	$ 0			$ 0	42,944
Intrinsic value of outstanding			3,673,399	$ 2,577,625	3,673,399	2,577,625			6,554,541	2,992,895
Intrinsic value of exercisable			2,752,450	1,794,894	2,752,450	1,794,894			4,278,240	1,678,662
Proceeds from option exercises					342,579					35,200
Tax benefit realized from stock-based compensation					$ 182,234	0			$ 16,410	0
Remaining weighted average contractual life					5 years 6 months 18 days				7 years
Vested percentage					51.00%				50.00%
Weighted average remaining life					1 year 7 months 17 days				1 year 7 months 6 days
Converted (in Shares)					3,970,266
Stock-based compensation expense			1,883,833	188,657	$ 3,077,027	388,814
Aggregate target grant (in Shares)									1,214,580
Aggregate shares (in Shares)					619,438
Omni bus Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense									$ 784,530	425,580
Restricted Stock Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense			468,620		$ 511,534
Restricted Stock Unit [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense									$ 959,367
Weighted average remaining life									2 years 14 days
Future expense									$ 8,108,603
2015 Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Converted (in Shares)					3,318,957
Stock-based compensation expense			139,783	$ 188,657	$ 279,560	388,814
Stock Option Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Proceeds from option exercises					$ 342,579	$ 0
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
PRSU earned Percentage									0.00%
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
PRSU earned Percentage									150.00%
One Year Anniversary [Member]
Stock-Based Compensation (Details) [Line Items]
Vested percentage					50.00%				50.00%
Two Year Anniversary [Member]
Stock-Based Compensation (Details) [Line Items]
Vested percentage					50.00%				50.00%
Stock Option [Member]
Stock-Based Compensation (Details) [Line Items]
Proceeds from option exercises									$ 0	$ 35,200
Forecast [Member]
Stock-Based Compensation (Details) [Line Items]
PRSU earned Percentage	50.00%	50.00%					50.00%	50.00%
Omnibus Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense			$ 1,275,430		$ 2,285,933
Performance based Restricted Stock Units [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense									$ 858,278
Vested percentage									50.00%
Granted (in Shares)									1,214,580
Future expense									$ 4,886,686
Performance based Restricted Stock Units [Member] | Restricted Stock Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense									858,278
Performance based Restricted Stock Units [Member] | Restricted Stock Unit [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense									$ 2,601,965
Performance-based Restricted Stock Units [Member]
Stock-Based Compensation (Details) [Line Items]
Future expense					$ 1,560,119
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Weighted average remaining life					1 year 7 months 17 days
Future expense					$ 6,156,920